Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets [Abstarct]
Schedule of Prepaid Expenses and Other Current Assets	As of September 30, 2023 and 2024, prepaid expenses and other current assets consisted of the following:
	As of September 30,
	2023		2024
Receivable from third parties (1)	$		$982,530
Short-term receivables due to disposal of Tianjin Jiahao (2)		890,214	701,807
Deductible input VAT		27,178	255,293
Prepaid expenses		34,974	64,290
Security deposits		31,113	37,041
Refund of advance to a supplier (3)		1,314,008	-
Contingent asset of the acquisition of Changzhou Sixun (4)		947,178	-
Others		77,637	55,844
Prepaid expenses and other current assets		$3,322,302	$2,096,805
(1)	The balance of receivable from third parties mainly consisted of three components: (i) the Company invested a convertible debt instrument, issued by a private company in 2020 (Note 6 (2)). On March 31, 2024, the Company issued a redemption notice of the convertible debt instrument to the issuer, opting for redemption and requesting repayment of $712,494, which was fully repaid on December 20, 2024. (ii) In September 2024, the Company paid RMB30 million ($4,274,966) to Shanghai Yunbang New Energy Technology Co., Ltd., (“Shanghai Yunbang”), among which RMB28.6 million ($4,075,467) was the payment for equity investment in Shanghai Mingli New Energy Technology Co., Ltd, a subsidiary of Shanghai Yunbang and the remaining RMB1.4 million ($199,498) has been repaid in October 2024. (iii) The Company provided a loan of RMB295,000 ($42,037) to Higgs Construction Machinery Service (Changzhou) Co., Ltd. which was fully repaid on January 2, 2025.
(2)	On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). As of the September 30, 2024, the outstanding balance of the equity transfer payment receivable was $701,807, which is scheduled to be fully settled by May 10, 2025 according to the payment schedule outlined in the equity transfer agreement.
(3)	The balance represented the amount to be refunded by a supplier. In June 2023, Jiangsu Supply Chain terminated a purchase contract with a supplier in which Jiangsu Supply Chain should pay $27,412 (RMB200,000) to the supplier for initiating termination of the contract, and the supplier should refund all the advance payment from Jiangsu Supply Chain. All the advance payment was refunded on November 13, 2023.
(4)	In the acquisition of Changzhou Sixun, the Sellers (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiary fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% in each fiscal year 2023 to 2025, the Sellers shall pay the Company for a certain amount based on the uncompleted portion in the respective fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized RMB6.9 million ($947,178) in contingent asset for the contingent consideration. On March 27, 2024, the Sellers entered into a supplemental agreement with the Company, to terminate the term on the compensation for committed financial performance after the Sellers paid the compensation of $694,030 (RMB5,000,000). As of September 30, 2024, the balance of the contingent assets was nil due to the receipt of this compensation payment, and the changes of the fair value of this contingent asset was $265,205 for the year ended September 30, 2024.